Tax situation (Details)				1 Months Ended	12 Months Ended
	Jan. 01, 2017	Jun. 23, 2004	Jan. 01, 2004	Jul. 17, 2012	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Disclosure Of Income Tax Explanatory
Refunds provision					$ 21,500,000	$ 18,300,000
Deferred tax expense (income) recognised in profit or loss					(53,048,000)	(26,312,000)
Tax expense (income), continuing operations					$ 156,164,000	$ 42,994,000	$ 41,000
Applicable tax rate	29.50%				32.00%	32.00%	32.00%
Income Tax Rate Applicable To Dividends					5.00%
Applicable Tax Rate With Respect To Results Obtained										6.80%	6.80%	4.10%
Unused tax losses for which deferred tax asset recognised					$ 802,341,000	$ 907,540,000							S/ 3,024,827,000	S/ 3,421,427,000
Mining royalties.					19,946,000	18,839,000	$ 17,733,000
Term of agreement of guarantees and measures to promote investments				15 years
Reserve applied against payments for disputed tax assessments					178,800,000
Net receivable from disputed tax assessments included in Other non-financial assets, non-current					275,300,000	274,000,000
Current tax expense (income)					103,116,000	69,306,000	15,633,000
Current tax expense income relating to special mining tax						48,700,000
Current tax expense income relating to mining royalties					51,500,000	47,400,000
Current tax expense income relating to statutory retirement fund					49,100,000
Deferred tax expense (income)					53,048,000	(26,312,000)	(15,592,000)
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Explanatory
Applicable Tax Rate With Respect To Results Obtained									5.00%
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Deferred tax expense (income) recognised in profit or loss					39,800,000	30,600,000
Tax expense (income), continuing operations					$ 564,554,000	$ 544,331,000	$ 502,176,000	$ 502,176,000
Applicable tax rate					32.00%	32.00%	32.00%
Current Income Tax Payable					$ 604,400,000	$ 574,900,000
Amount Paid For Disputed Tax Assessments					454,100,000
Reserve applied against payments for disputed tax assessments					178,800,000
Net receivable from disputed tax assessments included in Other non-financial assets, non-current					275,300,000	274,000,000
Other non-current receivables					275,257,000	274,029,000
Deferred tax expense (income)					(39,822,000)	(30,338,000)	$ 62,718,000
Declared tax deductions not recognized					$ 21,481,000	$ 18,252,000
Peruvian government [member]
Disclosure Of Income Tax Explanatory
Applicable tax rate					32.00%
Minimum
Disclosure Of Income Tax Explanatory
Royalty rate on revenue		1.00%	1.00%
Maximum
Disclosure Of Income Tax Explanatory
Royalty rate on revenue		3.00%	12.00%
Mining tax rate on operating profit		1.00%